Borrowings	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Borrowings

NOTE 6 – BORROWINGS

Borrowings as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Credit facilities	$1,019,721	$908,288
Financial liabilities	522,913	502,275
Finance lease liabilities	444,901	468,414
Total borrowings	$1,987,535	$1,878,977
Less: Current portion of long-term borrowings, net	(529,651)	(285,036)
Less: Deferred finance costs, net	(20,321)	(17,514)
Long-term borrowings, net	$1,437,563	$1,576,427

As of June 30, 2024, the total borrowings, net of deferred finance costs were $1,967,214.

Credit Facilities

ABN Amro Bank N.V: On June 26, 2024, Navios Partners entered into a reducing revolving credit facility with ABN Amro Bank N.V for a total amount up to $95,000 (divided into two tranches) in order to refinance the existing indebtedness of two of its vessels and to finance part of the acquisition cost of four dry bulk vessels. On June 28, 2024, the first tranche of the credit facility of $45,000 was drawn. In August 2024, the amount of $34,242 was drawn and the amount of $15,758 remains to be drawn. As of June 30, 2024, the total outstanding balance was $45,000. The credit facility matures five years after each drawdown date and bears interest at Compounded Secured Overnight Financing Rate (“Compounded SOFR”) plus 175 bps per annum.

Nordea Bank ABP: On January 3, 2024, Navios Partners entered into a credit facility with Nordea Bank ABP for a total amount up to $40,000 in order to refinance three tankers. On March 26, 2024, the full amount was drawn. As of June 30, 2024, the total outstanding balance was $38,758. The credit facility matures in the first quarter of 2029 and bears interest at Compounded SOFR plus 195 bps per annum.

BNP PARIBAS: On June 12, 2023, Navios Partners entered into a credit facility with BNP Paribas of up to $40,000 in order to refinance the existing indebtedness of nine of its containerships. On June 16, 2023, the full amount was drawn. On April 29, 2024, Navios Partners prepaid the amount of $3,990 relating to one containership that was released from the facility. As of June 30, 2024, the total outstanding balance was $27,924. The credit facility matures in the second quarter of 2026 and bears interest at Compounded SOFR plus 250 bps per annum.

DNB (UK) Limited and The Export-Import Bank of China: On February 16, 2023, Navios Partners entered into a credit facility with DNB (UK) Limited and The Export-Import Bank of China for a total amount up to $161,600 in order to finance part of the contract price of four newbuilding containerships. During the first half of 2024, the amount of $121,600 was drawn, in relation to the deliveries of the three 5,300 TEU newbuilding containerships. In July 2024, in relation to the delivery of the remaining 5,300 TEU newbuilding containership, the amount of $40,000 was drawn. As of June 30, 2024, the total outstanding balance was $120,580. The credit facility matures ten years after each drawdown date upon the delivery of the respective vessel and bears interest at Compounded SOFR plus 170 bps per annum.

KFW IPEX-BANK GMBH: On September 30, 2022, Navios Partners entered into a credit facility with KFW IPEX-BANK GMBH (“KFW”) for a total amount up to $86,240 in order to finance part of the acquisition cost of two newbuilding containerships. Following the delivery of the two 5,300 TEU newbuilding containerships in November 2023 and January 2024, the full amount was drawn. As of June 30, 2024, the total outstanding balance was $84,219. The credit facility matures in the fourth quarter of 2030 and the first quarter of 2031 and bears interest at Compounded SOFR plus 200 bps per annum.

Hamburg Commercial Bank AG: On September 5, 2022, Navios Partners entered into a credit facility with Hamburg Commercial Bank AG (“HCOB”) for a total amount up to $210,000 in order to refinance the existing indebtedness of 20 of its vessels and for working capital purposes. On September 9, 2022, the full amount was drawn. During the year ended December 31, 2022, following the sale of two vessels, the aggregate amount of $10,239 was prepaid. During the year ended December 31, 2023, following the sale of two vessels, the aggregate amount of $14,182 was prepaid. During the first half of 2024, in relation to the sales of a 2004-built Panamax vessel of 76,602 dwt and a 2006-built Panamax vessel of 76,596 dwt, the aggregate amount of $9,756 was prepaid. In August 2024, in relation to the sale of one 2005-built Post-Panamax vessel of 87,052 dwt, the amount of $3,593 was prepaid. As of June 30, 2024, the total outstanding balance was $121,867. The credit facility matures in the second quarter of 2025 and bears interest at Compounded SOFR plus 250 bps per annum.

In August 2021, as amended on November 10, 2021 and December 7, 2021, Navios Maritime Acquisition Corporation (“Navios Acquisition”) entered into a loan agreement with HCOB, Alpha Bank S.A. and National Bank of Greece, of $190,216 in order to partially refinance the existing indebtedness of seven tanker vessels. Pursuant to an amendment in December 2021, two container vessels were added as collaterals. In January 2023, following the sale of one 2011-built Chemical Tanker vessel of 25,145 dwt and one 2010-built Chemical Tanker vessel of 25,130 dwt, the amount of $11,440 was prepaid. In May 2024, in relation to the sale of one 2009-built VLCC of 297,188 dwt, the amount of $16,568 was prepaid. As of June 30, 2024, the total outstanding balance of the credit facility was $84,715. The credit facility matures in the second quarter of 2025. Pursuant to the amendment dated July 24, 2023, the credit facility bears interest at Compounded SOFR plus margin ranging from 290 to 350 bps per annum, based on the loan to value ratio as defined in the loan agreement.

DNB BANK ASA: On August 19, 2021, Navios Partners entered into a credit facility with DNB Bank ASA for a total amount up to $18,000, in order to finance part of the acquisition cost of the Navios Azimuth. On August 20, 2021, the full amount was drawn. On February 20, 2024, the total outstanding balance of $12,240 was fully prepaid.

On December 13, 2021, Navios Partners entered into a sustainability linked credit facility with DNB Bank ASA of up to $72,710 for the refinancing of the existing credit facilities of three tanker vessels and two dry bulk vessels. On December 15, 2021, the full amount was drawn. On December 15, 2023, Navios Partners prepaid the amount of $37,075 relating to three tanker vessels that were released from the facility. On June 28, 2024, the total outstanding balance of $17,160 relating to the remaining two dry bulk vessels was fully prepaid.

Financial Liabilities

In February 2024, Navios Partners entered into a sale and leaseback agreement of $16,800 with an unrelated third party for the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. Navios Partners has a purchase option to acquire the vessel at the end of the lease term given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On March 15, 2024, the amount of $16,800 was drawn. As of June 30, 2024, the outstanding balance under the sale and leaseback agreement was $16,256. The sale and leaseback transaction matures in the first quarter of 2030 and bears interest at Term Secured Overnight Financing Rate ("Term SOFR") plus 225 bps per annum.

In January 2024, Navios Partners entered into a sale and leaseback agreement of up to $45,260 with an unrelated third party, in order to finance the acquisition of one 115,000 dwt Aframax/LR2 newbuilding vessel. As of June 30, 2024, the total amount remained undrawn. The sale and leaseback agreement matures seven years after the drawdown date and bears interest at Term SOFR plus 190 bps per annum.

In November 2023, Navios Partners entered into sale and leaseback agreements of $175,600 with unrelated third parties, in order to finance the acquisition of two 5,300 TEU newbuilding containerships and two newbuilding Aframax/LR2 tanker vessels. In August 2024, in relation to the delivery of the Nave Polaris, a 2024-built Aframax/LR2 vessel of 115,699 dwt, the amount of $43,850 was drawn and $131,750 remains to be drawn. The sale and leaseback transaction matures ten years after each drawdown date and bears interest at Term SOFR plus 200 bps per annum.

In May 2023, Navios Partners entered into sale and leaseback agreements of $178,000 with unrelated third parties, in order to finance the acquisition of two 5,300 TEU newbuilding containerships and two newbuilding Aframax/LR2 tanker vessels. In May 2024, in relation to the delivery of the Nave Cosmos, a 2024-built Aframax/LR2 vessel of 115,651 dwt, the amount of $44,500 was drawn. In August 2024, in relation to the delivery of the Zim Seagull, a 2024-built 5,300 TEU containership, the amount of $44,500 was drawn and $89,000 remains to be drawn. As of June 30, 2024, the outstanding balance under the sale and leaseback agreement was $43,970. The sale and leaseback transaction matures ten years after each drawdown date and bears interest at Term SOFR plus 210 bps per annum.

In October 2022, Navios Partners completed a $100,000 sale and leaseback transaction with unrelated third parties to refinance the existing sale and leaseback transaction of 12 containerships. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. Navios Partners drew the entire amount on October 31, 2022, net of discount of $800. In May 2024, in relation to the sale of one 2007-built 3,450 TEU containership, the amount of $4,411 was prepaid. Navios Partners also has an obligation at maturity to purchase the 11 containerships. As of June 30, 2024, the outstanding balance under the sale and leaseback agreement was $55,223. The sale and leaseback agreement bears interest at Term SOFR plus 210 bps per annum.

Finance Lease Liabilities

In June 2024, Navios Partners agreed to acquire from an unrelated third party the Navios Venus, a previously chartered-in, 2015-built Ultra-Handymax vessel of 61,339 dwt, which was previously accounted for as a right-of-use asset under operating lease. In accordance with the provisions of ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as finance lease, as of the effective date of the modification. Consequently, as per ASC 842-10-25-11, the Company reallocated the remaining consideration in the contract and remeasured the lease liability using an updated incremental borrowing rate of approximately 6%. As of June 30, 2024, the outstanding balance was $27,383.

On July 29, 2022, Navios Partners took delivery of the Navios Coral, a 2016-built Kamsarmax vessel of 84,904 dwt, for a remaining three-year charter-in agreement. The charter-in provided for purchase options with de-escalating purchase prices. The Company had performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement was a finance lease. Consequently, the Company had recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the first quarter of 2024, the Company declared its option to acquire the vessel and remeasured the finance lease liability. The finance lease liability recognized at the date of remeasurement was decreased by $636. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 4 – Vessels, net). In June 2024, the Company acquired the Navios Coral and repaid in full the outstanding balance of the finance lease liability as of that date.

On July 29, 2022, Navios Partners took delivery of the Navios Amber, a 2015-built Kamsarmax vessel of 80,994 dwt, for a remaining one-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the first quarter of 2024, the Company declared its option to extend the charter period for one year and declared its option to acquire the vessel. Under the ASC 842, the extension of the charter period is considered as a lease modification. Consequently, the Company reallocated the remaining consideration in the contract and remeasured the finance lease liability by using the updated Company’s incremental borrowing rate of approximately 6%. The finance lease liability recognized at the date of modification was increased by $592. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 4 – Vessels, net). As of June 30, 2024, the outstanding balance was $31,009.

On July 29, 2022, Navios Partners took delivery of the Navios Citrine, a 2017-built Kamsarmax vessel of 81,626 dwt, for a remaining three-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the first quarter of 2024, the Company declared its option to acquire the vessel and remeasured the finance lease liability. The finance lease liability recognized at the date of remeasurement was decreased by $969. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 4 – Vessels, net). As of June 30, 2024, the outstanding balance was $26,140.

On July 29, 2022, Navios Partners took delivery of the Navios Dolphin, a 2017-built Kamsarmax vessel of 81,630 dwt, for a remaining three-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the first quarter of 2024, the Company declared its option to acquire the vessel and remeasured the finance lease liability. The finance lease liability recognized at the date of remeasurement was decreased by $1,024. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 4 – Vessels, net). As of June 30, 2024, the outstanding balance was $26,164.

As of June 30, 2024 and 2023, payments related to the finance lease liabilities for the six month periods ended amounted to $20,307 and $12,119, respectively and are presented under the caption “Repayment of long-term debt and financial liabilities” in the condensed Consolidated Statements of Cash Flows.

Covenants and Other Terms of Credit Facilities and Financial Liabilities

The credit facilities and certain financial liabilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’, Angeliki Frangou’s or their affiliates’ ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs related to the vessels, including the fixed daily fee payable under the Management Agreements (defined herein).

The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 110% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth of $135,000.

It is an event of default under the credit facilities and certain financial liabilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of June 30, 2024, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.

The annualized weighted average interest rates of the Company’s total borrowings for each of the three and six month periods ended June 30, 2024 were 7.1%. The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2023 were 7.4% and 7.2%, respectively.

The maturity table below reflects the principal payments for the next five 12-month periods ending June 30 of all borrowings of Navios Partners outstanding as of June 30, 2024, based on the repayment schedules of the respective credit facilities, financial liabilities and finance lease liabilities.

Period	Amount
2025	$535,500
2026	311,344
2027	226,902
2028	210,149
2029	136,541
2030 and thereafter	567,099
Total	$1,987,535